Property, equipment, intangible assets and leases - Summary of property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 310,894	R$ 313,964	R$ 204,032
Additions	66,004	44,563	135,444
Business combinations	39,533
Write-offs	(1,277)	(1,179)	(2,300)
Transfers	0	(15,018)	5
Foreign exchange	(856)	444	(110)
Depreciation in the year	(42,648)	(30,992)	(23,107)
Ending balance	373,362	310,894	313,964
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	403,386	375,803
Ending balance	558,877	403,386	375,803
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(92,492)	(61,839)
Ending balance	(185,515)	(92,492)	(61,839)
Data processing system
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50,054	57,931	33,882
Additions	9,124	10,775	37,469
Business combinations	35,945
Write-offs	(1,059)	0	(298)
Transfers	0	101	5
Foreign exchange	(779)	(21)	(31)
Depreciation in the year	(26,923)	(18,774)	(13,096)
Ending balance	67,920	50,054	57,931
Data processing system | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101,101	89,376
Ending balance	178,361	101,101	89,376
Data processing system | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(51,047)	(31,445)
Ending balance	(110,441)	(51,047)	(31,445)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,707	18,221	22,616
Additions	11,328	152	93
Business combinations	1,881
Write-offs	(158)	0	(728)
Transfers	1,501	41	(15)
Foreign exchange	(16)	58	245
Depreciation in the year	(4,740)	(3,649)	(3,990)
Ending balance	24,535	14,707	18,221
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,291	31,813
Ending balance	46,815	31,291	31,813
Furniture and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,584)	(13,592)
Ending balance	(22,280)	(16,584)	(13,592)
Security systems
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,139	690	1,003
Additions	728	1,542	229
Business combinations	94
Write-offs	(8)	0	(170)
Transfers	624	0	15
Foreign exchange	(1)	0	(327)
Depreciation in the year	(260)	(93)	(60)
Ending balance	3,318	2,139	690
Security systems | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,557	1,584
Ending balance	4,490	2,557	1,584
Security systems | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(418)	(894)
Ending balance	(1,172)	(418)	(894)
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,123	39,200	44,921
Additions	338	245	4
Business combinations	797
Write-offs	(52)	0	(375)
Transfers	18,041	104	0
Foreign exchange	(60)	407	3
Depreciation in the year	(7,285)	(5,019)	(5,353)
Ending balance	46,022	34,123	39,200
Facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,553	54,535
Ending balance	90,191	54,553	54,535
Facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,430)	(15,335)
Ending balance	(44,169)	(20,430)	(15,335)
Fixed assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	179,485	164,096	101,610
Additions	44,486	31,849	63,250
Business combinations	816
Write-offs	0	(1,179)	(729)
Transfers	(20,166)	(15,264)	0
Foreign exchange	0	0	0
Depreciation in the year	0	(17)	(35)
Ending balance	204,621	179,485	164,096
Fixed assets in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	179,485	164,096
Ending balance	204,621	179,485	164,096
Fixed assets in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,386	33,826	0
Additions	0	0	34,399
Business combinations	0
Write-offs	0	0	0
Transfers	0	0	0
Foreign exchange	0	0	0
Depreciation in the year	(3,440)	(3,440)	(573)
Ending balance	26,946	30,386	33,826
Vehicle | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,399	34,399
Ending balance	34,399	34,399	34,399
Vehicle | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,013)	(573)
Ending balance	R$ (7,453)	R$ (4,013)	R$ (573)